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                      Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]

May 5, 2011

Via EDGAR Transmission

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Metropolitan Life Insurance Company
    Metropolitan Life Separate Account E ("Registrant")
    Post-Effective Amendment No. 13 to Form N-4
    Registration No. 333-80547/811-4001

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the registrant of the above named registration statement hereby certifies that (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the registration statement and (2) the text of the most recent amendment to the registration statement was filed electronically on April 12, 2011.

Sincerely,


/s/ Myra L. Saul

Myra L. Saul
Associate General Counsel
MetLife